Financial Assets and Liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 913	$ 18,687	$ 1,380
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	25,409	45,166
Amount used during the period	(1,212)	(1,070)
Remeasurement	(913)	(18,687)
Closing balance	$ 23,284	$ 25,409	$ 45,166